Equity dividends	12 Months Ended
Dec. 31, 2018
Reconciliation Of Number Of Shares Outstanding [Abstract]
Equity dividends

13 Equity dividends

ORDINARY DIVIDENDS PAID IN THE YEAR	2018 £m	2017 £m	2016 £m
RELX PLC	420	400	356
RELX NV	376	362	327
Total	796	762	683

Ordinary dividends declared and paid in the year ended 31 December 2018, in amounts per ordinary share, comprise: a 2017 final dividend of 27.7p (2017: 25.7p; 2016: 22.3p) and a 2018 interim dividend of 12.4p (2017: 11.7p; 2016: 10.25p), giving a total of 40.1p (2017: 37.4p; 2016: 32.55p) for RELX PLC shareholders. Former shareholders in RELX NV received a 2017 final dividend of €0.316 (2017: €0.301; 2016:

€0.288) and a 2018 interim dividend of €0.140 (2017: €0.132; 2016: €0.122).

The Directors of RELX PLC have proposed a final dividend of 29.7p (2017: 27.7p; 2016: 25.7p), giving a total for the financial year of 42.1p  (2017: 39.4p; 2016:35.95p). The total cost of funding the proposed final dividends is expected to be £583m, for which no liability has been recognised at the statement of financial position date.

The Employee Benefit Trust has currently waived the right to receive dividends on RELX PLC shares. This waiver has been applied to dividends paid in 2018, 2017 and 2016.